CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 13:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and can be described as follows:

The Company's business is managed and reported as three separate reportable segments, comprised of the Company's named Commercial, Mobility and Services division:

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Commercial division - provides advanced fixed satellite networks, satellite communication systems, small cell solutions and associated professional services and comprehensive turnkey solutions and fully managed satellite services solutions. Customers are service providers, satellite operators, mobile network operators, or MNOs, telecommunication companies, or Telcos, and large enterprises worldwide. The division focuses on high

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throughput satellites, or HTS, opportunities worldwide, with focus on cellular backhaul, and are driving meaningful partnerships with satellite operators to leverage the Company’s technology and breadth of services to deploy and operate the ground segment.

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Mobility division – provides advanced, satellite communication on the move systems, including airborne, maritime and ground-mobile satellite systems and solutions.  Customers are service providers, system integrators, defense and homeland security organizations, as well as other commercial entities worldwide. The division provides solutions for land, sea and air connectivity, while placing major focus on the high-growth market of In-Flight Connectivity, or IFC, with its unique leading technology. The division’s portfolio comprises high-speed modems, high performance on-the-move antennas and high efficiency, high power SSPAs and BUCs.

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Services division – provides managed network and services for rural broadband access through the Company’s subsidiaries. The Company’s connectivity solutions have been implemented in large and national scale projects. The division’s satellite and terrestrial networks provide broadband internet and telephony services to thousands of rural communities and schools. The Company's turnkey solutions start with supplying network infrastructure, continue through ensuring high-quality, reliable connectivity and include full network support and maintenance, as well as support for applications that run on the installed network.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations.

2.	Financial data relating to reportable operating segments:

	Year ended December 31, 2017
	Commercial	Mobility	Services	Total

Revenues	$83,866	$88,397	$110,493	$282,756
Cost of revenues	53,447	46,493	100,321	200,261

Gross profit	30,419	41,904	10,172	82,495

Research and development, net	12,172	15,842	-	28,014
Selling and marketing	16,925	5,782	1,052	23,759
General and administrative	6,016	6,326	7,519	19,861

Operating income (loss)	(4,694)	13,954	1,601	10,861
Financial expenses, net				4,307
Income before taxes				6,554
Taxes on income (benefit)				(247)
Net income				6,801

Depreciation and amortization expenses	$3,600	$7,902	$1,638	$13,140

	Year ended December 31, 2016
	Commercial	Mobility	Services	Total

Revenues	$94,001	$62,911	$122,639	$279,551
Cost of revenues	57,403	40,962	105,696	204,061

Gross profit	36,598	21,949	16,943	75,490

Research and development, net	12,599	12,254	-	24,853
Selling and marketing	17,153	5,483	775	23,411
General and administrative	10,657	9,138	6,676	26,471

Operating income (loss)	(3,811)	(4,926)	9,492	755
Financial expenses, net				(4,843)
Loss before taxes				(4,088)
Taxes on income				1,252
Loss				(5,340)

Depreciation and amortization expenses	$4,467	$7,530	$1,111	$13,108

	Year ended December 31, 2015
	Commercial	Mobility	Services	Total

Revenues	$100,935	$41,112	$55,496	$197,543
Cost of revenues	63,425	30,715	49,178	143,318
Impairment of long-lived assets	-	-	10,137	10,137

Gross profit (loss)	37,510	10,397	(3,819)	44,088

Research and development, net	14,175	8,237	-	22,412
Selling and marketing	16,839	6,947	1,037	24,823
General and administrative	6,622	6,271	5,751	18,644
Restructuring costs	1,078	421	9	1,508
Goodwill impairment	-	20,402	-	20,402

Operating loss	(1,204)	(31,881)	(10,616)	(43,701)
Financial expenses, net				(7,243)
Loss before taxes				(50,944)
Taxes on income				1,190
Loss from continuing operations				(52,134)
Loss from discontinued operations				(200)
Loss				(52,334)

Depreciation and amortization expenses	$4,546	$7,322	$3,204	$15,072

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2017	2016	2015

Latin America	$132,134	$143,491	$100,443
APAC	34,586	47,094	47,843
North America	73,921	54,728	28,242
EMEA	42,115	34,238	21,015

	$282,756	$279,551	$197,543

c.	Revenues from a major Services division customer located in Peru accounted for 28%, 34% and 11% of the total consolidated revenues for the years ended December 31, 2017, 2016 and 2015, respectively.

d.	The Group's long-lived assets are located as follows:

Property and Equipment, net:

	December 31,
	2017	2016

Israel	$62,606	$62,648
Latin America	5,000	5,740
United States	3,733	1,705
Europe	9,426	9,641
Other	1,481	1,103

	$82,246	$80,837

e.
Commencing on the first quarter of 2018, in order to more accurately reflect the Company's management focus, organizational alignment, customer base and end markets, the Company will operate in three new business segments, as follows:

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Fixed Networks includes broadband satellite network equipment including the Company’s cellular backhaul solutions and services for Telcos, as well as its products and solutions for enterprises, consumers and governments worldwide, which are currently under the Commercial division. In addition, it includes the Company's network operation and managed services activity in Peru and Colombia, which are currently part of the Services division.

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Mobility Solutions (previously named Mobility division) will remain intact and will continue to include satellite communication equipment for on-the-move satellite communications including the Company’s In Flight Connectivity (“IFC”) activity as well as its defense and homeland security activities.

•	Terrestrial Infrastructure Projects includes the Company's construction of fiber network in Peru, which is currently part of the Services division.

The above changes in the Company's reportable segments will have no effect on the goodwill assignment among the divisions.